ACQUISITIONS AND DROP DOWN TRANSACTIONS - Polar and Divide Drop Down (Details) - USD ($) $ in Thousands				1 Months Ended
	May 18, 2015	May 18, 2015	Feb. 15, 2013	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill					$ 16,211	$ 16,211	$ 265,062
Polar Midstream and Epping
Business Acquisition [Line Items]
Total consideration	$ 285,677
Liabilities incurred for acquisition		$ 92,000
Cash payment for working capital and capital expenditure adjustments				$ 4,300
Fair Values of Assets Acquired and Liabilities Assumed:
Total consideration	285,677
Polar Midstream and Epping | Common units
Business Acquisition [Line Items]
Issuance of stock	193,400	193,400
Polar Midstream and Epping | General Partner Units
Business Acquisition [Line Items]
Issuance of stock	$ 4,100	4,100
Polar Midstream and Epping | Previously Reported
Business Acquisition [Line Items]
Total consideration		290,000
Fair Values of Assets Acquired and Liabilities Assumed:
Total consideration		$ 290,000
Polar Midstream | Summit Investments
Business Acquisition [Line Items]
Total consideration			$ 216,105
Fair Values of Assets Acquired and Liabilities Assumed:
Total consideration			216,105
Current assets			368
Property, plant and equipment			9,755
Other noncurrent assets			7,201
Total assets acquired			17,324
Current liabilities			4,592
Total liabilities assumed			4,592
Net identifiable assets acquired			12,732
Goodwill			$ 203,373